Employee Benefit Plans (Schedule of Amounts Recognized in Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Pension Plans And Other Postretirement Benefits [Abstract]
Gain	$ 207	$ 473
Total	$ 207	$ 473